Securities	12 Months Ended
Dec. 31, 2018
Securities [Abstract]
Securities
Note 3:	Securities

The amortized cost and approximate fair values, together with gross unrealized gains and losses of securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Approximate Fair Value
	(In thousands)
Available-for-sale Securities:
December 31, 2018:
U.S. government agencies	$45,250	$—	$(500)	$44,750
State and municipal obligations	$78,083	$1,194	$(36)	$79,241
Total debt securities	$123,333	$1,194	$(536)	$123,991

Available-for-sale Securities:
December 31, 2017:
U.S. government agencies	$45,249	$—	$(290)	$44,959

	$45,249	$—	$(290)	$44,959

The amortized cost and fair value of available-for-sale securities at December 31, 2018, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities for mortgage-backed securities are presented in the table below based on their projected maturities.

	Available-for-sale
	Amortized Cost	Fair Value
	(In thousands)

Under 1 year	$3,000	$2,992
One to five years	42,250	41,758
Over ten years	78,083	79,241

Totals	$123,333	$123,991

The carrying value of securities pledged as collateral, to secure public deposits and for other purposes, was $48.4 million and $41.5 million at December 31, 2018 and 2017, respectively.

Certain investments in debt securities are reported in the financial statements at an amount less than their historical cost. The total fair value of these investments at December 31, 2018 and 2017, was $49.9 million and $44.9 million, which represented approximately 40% and 100%, respectively, of the Company’s available-for-sale investment portfolio.

Based on evaluation of available evidence, including recent changes in market interest rates, credit rating information and information obtained from regulatory filings, management believes the declines in fair value for these securities are temporary.

The following tables show the Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2018 and 2017:

December 31, 2018
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
(In thousands)
US Government agencies	$—	$—	$44,750	$(500)	$44,750	$(500)
State and municipal obligations	$5,182	$(36)	$—	$—	$5,182	$(36)

Total temporarily impaired securities	$5,182	$(36)	$44,750	$(500)	$49,932	$(536)

December 31, 2017
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
(In thousands)
US Government agencies	$12,190	$(59)	$32,769	$(231)	$44,959	$(290)

Total temporarily impaired securities	$12,190	$(59)	$32,769	$(231)	$44,959	$(290)

The unrealized losses on the Company’s investments in direct obligations of U. S. Government agencies and state and political obligation were caused by interest rate increases. The contractual terms of those investments do not permit the issuer to settle the securities at a price less than the amortized cost bases of the investments. Because the Company does not intend to sell the investments and it is not more likely than not the Company will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to be other-than-temporarily impaired at December 31, 2018.